Securities Available for Sale - (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 0	$ 4,500	$ 55,100	$ 4,500	$ 47,310	$ 72,440	$ 542,800
Available-for-sale securities, gross realized gains	0	0	600	0	950	1,700	7,670
Available-for-sale securities, gross realized losses	0	$ 0	500	$ 0	860	780	$ 360
Securities pledged as collateral	$ 1,174,900		$ 1,174,900		$ 1,132,300	$ 1,090,370
Percentage of investment portfolio in continuous loss position	40.00%		40.00%		64.00%	62.00%
Federal home loan bank stock	$ 31,800		$ 31,800		$ 35,920	$ 28,770